Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Details) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
After 1 year but within 5 years
Future minimum lease payments	$ 435,341	$ 50,201
Zhongdehui (SZ) Development Co., Limited [Member]
Within 1 year			$ 87,114		$ 145,740
After 1 year but within 5 years					85,032
Future minimum lease payments			$ 87,114		$ 230,772